UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 117.3%
County/City/Special	Alameda, California, GO, 5%, 8/01/33 (a)	$ 2,350	$ 2,333,479
District/School	Alameda County, California, Joint Powers Authority, Lease
District - 64.8%	Revenue Refunding Bonds, 5%, 12/01/34 (b)	2,960	2,781,068
	Banning, California, Unified School District, GO (Election of
	2006), Series B, 5.25%, 8/01/33 (c)	4,300	4,312,126
	Bay Area Government Association, California, Tax Allocation
	Revenue Refunding Bonds (California Redevelopment Agency
	Pool), Series A, 6%, 12/15/24 (b)	255	255,898
	Brentwood, California, Infrastructure Refinancing Authority,
	Infrastructure Revenue Refunding Bonds, Series A, 5.20%,
	9/02/29 (b)	3,980	3,986,607
	Central Unified School District, California, GO (Election of
	2008), Series A, 5.50%, 8/01/29 (c)	2,000	2,076,680
	Chabot-Las Positas, California, Community College District, GO
	(Election of 2004), Series B, 5.169%, 8/01/26 (d)(e)	6,705	2,397,775
	Chino Valley, California, Unified School District, GO (Election
	of 2002), Series C, 5.25%, 8/01/30 (a)	3,000	2,984,550
	Chula Vista, California, Elementary School District, COP, 5%,
	9/01/29 (a)	3,910	3,375,581
	Coachella Valley, California, Unified School District, GO
	(Election of 2005), Series A, 5%, 8/01/25 (a)(f)	3,275	3,295,698
	Corona, California, COP (Clearwater Cogeneration Project), 5%,
	9/01/28 (a)	6,000	5,200,920
	Fremont, California, Unified School District, Alameda County,
	GO, Series A, 5.50%, 8/01/26 (a)(f)	10,755	10,999,138
	Fresno, California, Joint Powers Financing Authority, Lease
	Revenue Bonds, Series A, 5.75%, 6/01/26 (b)	3,295	3,368,742
	Fullerton, California, Public Financing Authority, Tax Allocation
	Revenue Bonds, 5%, 9/01/27 (d)	6,930	5,998,608
	Glendora, California, Unified School District, GO (Election of
	2005), Series A, 5%, 8/01/27 (a)	1,350	1,337,148
	Glendora, California, Unified School District, GO (Election of
	2005), Series A, 5.25%, 8/01/30 (a)	2,700	2,730,591
	Hemet, California, Unified School District, GO, Series B,
	5.125%, 8/01/37 (c)	4,500	4,397,805
	Imperial, California, Community College District, GO (Election
	of 2004), 5%, 8/01/29 (a)(f)	3,090	3,001,626
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	S/F	Single-Family
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Kern County, California, COP (Capital Improvements Projects),
Series A, 6%, 8/01/35 (c)	$ 2,000	$ 2,088,320
Lodi, California, Unified School District, GO (Election of 2002),
5%, 8/01/29 (b)	10,260	10,174,021
Los Angeles, California, Community College District, GO,
Refunding (Election of 2008), Series A, 6%, 8/01/33	9,600	10,258,560
Los Angeles, California, Community Redevelopment Agency,
Community Redevelopment Financing Authority Revenue Bonds (Bunker
Hill Project), Series A, 5%, 12/01/27 (b)	10,000	9,433,200
Los Angeles, California, Unified School District, GO (Election of
2002), Series C, 5%, 7/01/32 (b)	10,000	9,771,200
Los Angeles, California, Unified School District, GO (Election of
2004), Series C, 5%, 7/01/27 (f)	2,880	2,887,603
Los Angeles, California, Unified School District, GO (Election of
2004), Series F, 5%, 7/01/30 (f)	5,000	4,922,650
Los Angeles, California, Unified School District, GO, Series I, 5%,
1/01/34	5,000	4,814,450
Los Angeles County, California, Metropolitan Transportation Authority,
Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-
Series A, 5%, 7/01/27 (d)	5,240	5,328,608
Los Angeles County, California, Metropolitan Transportation Authority,
Sales Tax Revenue Refunding Bonds, Proposition A, First Tier Senior-
Series A, 5%, 7/01/35 (d)	6,500	6,387,745
Los Angeles County, California, Public Works Financing
Authority, Lease Revenue Refunding Bonds (Master Refunding
Project), Series A, 5%, 12/01/28 (a)	6,000	5,501,340
Los Rios, California, Community College District, GO (Election
of 2002), Series B, 5%, 8/01/27 (a)	3,000	3,060,840
Merced, California, Community College District, GO (School
Facilities District Number 1), 5%, 8/01/31 (a)	6,865	6,554,015
Murrieta Valley, California, Unified School District, Public
Financing Authority, Special Tax Revenue Bonds, Series A,
5.125%, 9/01/26 (c)	8,000	7,985,760
Natomas Unified School District, California, GO (Election of
2006), 5%, 8/01/28 (a)(f)	6,015	5,890,790
Oxnard, California, Unified High School District, GO, Refunding,
Series A, 6.20%, 8/01/30 (a)	9,645	9,907,440
Peralta, California, Community College District, GO (Election of
2007), Series B, 5%, 8/01/37 (b)	6,695	6,420,840
Poway, California, Unified School District, School Facilities
Improvement, GO (Election of 2002), Series 1-B, 5%, 8/01/30 (b)	10,000	9,908,800
Redlands, California, Unified School District, GO (Election of
2008), 5.25%, 7/01/33 (b)	5,000	5,014,050
Riverside, California, COP, 5%, 9/01/28 (d)	3,000	2,812,380
Riverside, California, Unified School District, GO (Election of
2001), Series A, 5.25%, 2/01/23 (a)(f)	6,000	6,145,020

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Riverside, California, Unified School District, GO, Series C, 5%,
8/01/32 (c)	$ 5,010	$ 4,895,121
Sacramento, California, City Financing Authority, Capital
Improvement Revenue Bonds (Community Rein Capital
Program), Series A, 5%, 12/01/36 (d)	3,000	2,929,650
Sacramento, California, City Financing Authority, Tax
Allocation Revenue Bonds (Merged Downtown and Oak Park
Projects), Series A, 5.039%, 12/01/32 (a)(e)(f)	6,590	1,135,852
Saddleback Valley, California, Unified School District, GO, 5%,
8/01/29 (b)	2,565	2,567,155
San Bernardino, California, City Unified School District, GO,
Series A, 5%, 8/01/28 (b)	5,000	5,020,250
San Diego, California, Redevelopment Agency, Subordinate Tax
Allocation Bonds (Centre City Redevelopment Project), Series
A, 5.25%, 9/01/24 (d)	2,720	2,611,037
San Diego, California, Redevelopment Agency, Subordinate Tax
Allocation Bonds (Centre City Redevelopment Project), Series
A, 5.25%, 9/01/25 (d)	2,860	2,709,593
San Francisco, California, Bay Area Rapid Transit District, Sales Tax
Revenue Refunding Bonds, Series A, 5%, 7/01/34 (a)	10,500	10,278,450
San Jose, California, Financing Authority, Lease Revenue Refunding
Bonds (Civic Center Project), Series B, 5%, 6/01/32 (d)	11,400	11,215,434
San Jose, California, GO (Libraries, Parks and Public Safety
Projects), 5%, 9/01/27 (a)	7,910	8,010,932
San Jose, California, Redevelopment Agency, Tax Allocation
Bonds (Housing Set-Aside Merged Area), AMT, Series E, 5.85%,
8/01/27 (a)	7,300	7,194,661
San Juan, California, Unified School District, GO (Election of
2002), 5%, 8/01/28 (a)	4,250	4,162,238
San Mateo County, California, Transit District, Sales Tax
Revenue Refunding Bonds, Series A, 5%, 6/01/29 (a)	4,350	4,418,208
Santa Rosa, California, High School District, GO (Election of
2002), 5%, 8/01/28 (a)	2,500	2,448,375
South Tahoe, California, Joint Powers Financing Authority,
Revenue Refunding Bonds (South Tahoe Redevelopment Project
Area Number 1), Series A, 5%, 10/01/29 (b)	1,645	1,596,390
Ventura County, California, Community College District, GO,
Refunding, Series A, 5%, 8/01/27 (a)	3,395	3,429,697
Vista, California, COP (Community Projects), 5%, 5/01/37 (a)	6,750	5,839,898
Vista, California, Unified School District, GO, Series B, 5%,
8/01/28 (a)(f)	2,550	2,497,343
West Contra Costa, California, Unified School District, GO
(Election of 2002), Series B, 5%, 8/01/32 (b)	6,690	6,536,598
West Contra Costa, California, Unified School District, GO
(Election of 2005), Series B, 5.625%, 8/01/35 (g)	3,750	3,913,125

3

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Westminster, California, Redevelopment Agency, Westminster
	Commercial Redevelopment Project Number 1, Subordinate Tax
	Allocation Bonds (Police Facility), 6.25%, 11/01/39 (c)	$ 4,300	$ 4,510,270
			298,021,949
Education - 6.2%	California Educational Facilities Authority Revenue Bonds
	(University of San Diego), Series A, 5.50%, 10/01/32	5,000	5,024,450
	California Educational Facilities Authority, Student Loan Revenue Bonds
	(CalEdge Loan Program), AMT, 5.55%, 4/01/28 (d)	6,870	6,500,463
	San Diego County, California, COP (Salk Institute for Bio
	Studies), 5.75%, 7/01/31 (a)	5,200	5,204,004
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	11,200	11,739,392
			28,468,309
Health - 3.8%	California Statewide Communities Development Authority,
	Health Facility Revenue Bonds (Memorial Health Services),
	Series A, 6%, 10/01/23	3,685	3,739,906
	California Statewide Communities Development Authority
	Revenue Bonds (Adventist), Series B, 5%, 3/01/37 (c)	5,850	5,342,161
	California Statewide Communities Development Authority
	Revenue Bonds (Sutter Health), Series D, 5.05%, 8/15/38 (b)	7,925	7,441,099
	California Statewide Communities Development Authority, Revenue
	Refunding Bonds (Kaiser Permanente), Series A, 5%, 4/01/31	900	775,305
			17,298,471
Housing - 2.5%	California Rural Home Mortgage Finance Authority, S/F
	Mortgage Revenue Bonds (Mortgage-Backed Securities
	Program), AMT, Series A, 6.35%, 12/01/29 (h)(i)(j)	210	215,891
	California Rural Home Mortgage Finance Authority, S/F
	Mortgage Revenue Bonds (Mortgage-Backed Securities
	Program), AMT, Series B, 6.25%, 12/01/31 (i)(j)	95	95,828
	California State Department of Veteran Affairs, Home Purchase
	Revenue Refunding Bonds, Series A, 5.35%, 12/01/27 (d)	10,755	10,832,866
	San Bernardino County, California, S/F Home Mortgage Revenue
	Refunding Bonds, AMT, Series A-1, 6.25%, 12/01/31 (i)(j)	155	159,895
			11,304,480
State - 5.6%	California State, GO, 6.25%, 10/01/19 (a)	860	866,407
	California State, GO, 6.50%, 4/01/33	16,000	17,478,560
	California State Public Works Board, Lease Revenue Bonds
	(Department of Education - Riverside Campus Project),
	Series B, 6.50%, 4/01/34	3,500	3,631,040
	California State Public Works Board, Lease Revenue Bonds
	(Various University Projects), Series D, 5%, 5/01/26 (a)	4,000	4,028,840
			26,004,847
Transportation -	Port of Oakland, California, Revenue Bonds, AMT, Series K,
11.0%	5.875%, 5/01/10 (a)(f)(k)	20	20,900
	Port of Oakland, California, Revenue Bonds, AMT, Series K,
	5.875%, 11/01/17 (a)(f)	2,725	2,733,802
	Port of Oakland, California, Revenue Bonds, AMT, Series K,
	5.75%, 11/01/29 (a)(f)	7,445	6,693,204

	BlackRock MuniYield California Insured Fund, Inc.
	Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Port of Oakland, California, Revenue Refunding Bonds, AMT,
	Series L, 5.375%, 11/01/27 (a)(f)	$ 19,040	$ 16,660,952
	San Diego, California, Unified Port District, Revenue Refunding
	Bonds, AMT, Series A, 5.25%, 9/01/19 (a)	5,400	5,297,130
	San Francisco, California, City and County Airport Commission,
	International Airport Revenue Refunding Bonds, AMT, Second
	Series, 6.75%, 5/01/19	4,420	4,616,513
	San Francisco, California, City and County Airport Commission,
	International Airport Revenue Refunding Bonds, AMT, Second
	Series, Issue 34E, 5.75%, 5/01/24 (b)	5,000	5,102,050
	San Francisco, California, City and County Airport Commission,
	International Airport Revenue Refunding Bonds, AMT, Second
	Series, Issue 34E, 5.75%, 5/01/25 (b)	3,500	3,549,070
	San Francisco, California, City and County Airport Commission,
	International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel
	Company LLC), AMT, Series A, 6.10%, 1/01/20 (b)	1,000	1,004,580
	San Francisco, California, City and County Airport Commission,
	International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel
	Company LLC), AMT, Series A, 6.125%, 1/01/27 (b)	985	987,797
	San Jose, California, Airport Revenue Bonds, Series D, 5%,
	3/01/28 (a)	4,135	4,050,729
			50,716,727
Utilities - 23.4%	Contra Costa, California, Water District, Water Revenue
	Refunding Bonds, Series L, 5%, 10/01/32 (b)	4,135	4,137,398
	Contra Costa, California, Water District, Water Revenue
	Refunding Bonds, Series O, 5%, 10/01/24 (d)	1,735	1,808,148
	East Bay, California, Municipal Utility District, Wastewater System
	Revenue Refunding Bonds, Sub-Series A, 5%, 6/01/33 (d)	4,000	4,005,080
	East Bay, California, Municipal Utility District, Wastewater System
	Revenue Refunding Bonds, Sub-Series A, 5%, 6/01/37 (d)	7,985	7,913,215
	East Bay, California, Municipal Utility District, Water System
	Revenue Refunding Bonds, Series A, 5%, 6/01/37 (a)(f)	6,000	5,866,860
	East Bay Municipal Utility District, California, Water System
	Revenue Bonds, Sub-Series A, 5%, 6/01/35 (a)	15,000	14,763,000
	El Centro, California, Financing Authority, Water Revenue
	Bonds, Series A, 5.25%, 10/01/35 (b)	1,100	1,067,836
	Glendale, California, Electric Revenue Bonds, 5%, 2/01/32 (a)	4,390	4,244,910
	Hollister, California, Joint Powers Finance Authority,
	Wastewater Revenue Refunding Bonds (Refining and
	Improvement Project), Series 1, 5%, 6/01/32 (b)	5,000	4,506,050
	Hollister, California, Joint Powers Finance Authority,
	Wastewater Revenue Refunding Bonds (Refining and
	Improvement Project), Series 1, 5%, 6/01/37 (b)	6,000	5,285,520
	Los Angeles, California, Water and Power Revenue Bonds
	(Power System), Sub-Series A-1, 5%, 7/01/37 (d)	5,000	4,881,500

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Madera, California, Public Financing Authority, Water and
	Wastewater Revenue Refunding Bonds, 5%, 3/01/36 (a)	$ 2,010	$1,924,032
	Metropolitan Water District of Southern California, Waterworks
	Revenue Bonds, Series B-1, 5%, 10/01/33 (a)(f)	7,175	7,211,377
	Napa, California, Water Revenue Bonds, 5%, 5/01/35 (d)	9,070	8,700,670
	Oakland, California, Sewer Revenue Bonds, Series A, 5%, 6/15/29 (b)	4,270	4,267,054
	Oxnard, California, Financing Authority, Wastewater Revenue Bonds
	(Redwood Trunk Sewer and Headworks Projects), Series A, 5.25%,
	6/01/34 (a)(f)	10,000	9,958,100
	Sacramento, California, Municipal Utility District Financing Authority
	Revenue Bonds (Consumers Project), 5%, 7/01/21 (a)	4,500	4,064,355
	Santa Clara, California, Subordinated Electric Revenue Bonds,
	Series A, 5%, 7/01/28 (a)	5,500	5,426,245
	Stockton, California, Public Financing Authority, Water
	Revenue Bonds (Water System Capital Improvement
	Projects), Series A, 5%, 10/01/31 (a)	2,600	2,511,496
	Turlock, California, Public Finance Authority, Sewer Revenue
	Bonds, Series A, 5%, 9/15/33 (a)(f)	3,000	2,966,490
	Vallecitos Water District and Wastewater Enterprise,
	California, COP, Refunding, Series A, 5%, 7/01/27 (b)	2,000	2,030,700
			107,540,036
	Total Municipal Bonds - 117.3%		539,354,819
	Municipal Bonds Transferred to Tender Option Bond Trusts (l)
California - 29.0%
County/City/Special	Fremont, California, Unified School District, Alameda County, GO
District/School	(Election of 2002), Series B, 5%, 8/01/30 (b)	5,997	5,942,280
District - 2.9%	Los Angeles, California, Community College District, GO (Election of 2003),
	Series E, 5%, 8/01/31 (b)	7,497	7,368,313
			13,310,593
Education - 2.6%	California State University, Systemwide Revenue Bonds,
	Series A, 5%, 11/01/39 (b)	4,860	4,683,339
	University of California Revenue Bonds, Series L, 5%, 5/15/40	7,398	7,105,084
			11,788,423
Transportation -	Long Beach, California, Harbor Revenue Bonds, AMT, Series A,
7.3%	5.375%, 5/15/24	15,150	14,311,751
	San Francisco, California, Bay Area Rapid Transit District, Sales
	Tax Revenue Refunding Bonds, Series A, 5%, 7/01/30 (a)	19,630	19,639,030
			33,950,781
Utilities - 16.2%	Anaheim, California, Public Financing Authority, Electric System
	Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (b)	3,568	3,511,268
	Los Angeles, California, Department of Water and Power, Power
	System Revenue Refunding Bonds, Series A, Sub-Series A-2,
	5%, 7/01/27 (a)	16,000	15,923,360
	Los Angeles, California, Water and Power Revenue Bonds (Power System),
	Sub-Series A-1, 5.125%, 7/01/31 (b)	5,008	4,960,752
	Metropolitan Water District of Southern California, Waterworks
	Revenue Bonds, Series A, 5%, 7/01/37	15,000	15,169,500

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds Transferred to Tender Option Bond Trusts (l)	(000)	Value
	Rancho, California, Water District Financing Authority, Revenue
	Refunding Bonds, Series A, 5%, 8/01/34 (b)	$ 9,277	$ 9,171,053
	San Diego County, California, Water Authority, Water Revenue Bonds,
	COP, Series A, 5%, 5/01/30 (b)	7,350	7,353,748
	San Diego County, California, Water Authority, Water Revenue Bonds,
	COP, Series A, 5%, 5/01/31 (b)	10,000	9,934,000
	San Diego County, California, Water Authority, Water Revenue Refunding
	Bonds, COP, Series A, 5%, 5/01/33 (b)	8,510	8,369,840
			74,393,521
	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 29.0%		133,443,318
	Total Long-Term Investments (Cost - $696,952,171) - 146.3%		672,798,137
	Short-Term Securities
California -	Los Angeles County, California, Metropolitan Transportation Authority,
2.8%	Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second
	Senior Series A, 6%, 5/07/09 (a)(m)	13,000	13,000,000
		Shares
Money Market	CMA California Municipal Money Fund, 0.26% (n)(o)	8,236,924	8,236,924
Fund - 1.8%
	Total Short-Term Securities (Cost - $21,236,924) - 4.6%		21,236,924
	Total Investments (Cost - $718,189,095*) - 150.9%		694,035,061
	Other Assets Less Liabilities - 6.7%		30,874,579
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (15.8)%		(72,720,824)
	Preferred Shares, at Redemption Value - (41.8)%		(192,342,808)
	Net Assets Applicable to Common Shares - 100.0%		$ 459,846,008

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$641,838,849
Gross unrealized appreciation	$4,816,000
Gross unrealized depreciation	(25,139,611)
Net unrealized depreciation	$(20,323,611)

(a) NPFGC Insured.
(b) FSA Insured.
(c) Assured Guaranty Insured.
(d) AMBAC Insured.
(e) Represents a zero-coupon bond. Rate shown is the effective yield at the time or purchase.
(f) FGIC Insured.
(g) BHAC Insured.
(h) FHLMC Collateralized.
(i) FNMA Collateralized.
(j) GNMA Collateralized.
(k) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments April 30, 2009 (Unaudited)

(l) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(m) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(n) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	8,030,671	$134,720

(o) Represents the current yield as of report date.

• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$8,236,924
Level 2	685,798,137
Level 3	-
Total	$694,035,061

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield California Insured Fund, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: June 19, 2009